OTHER EXPENSE (INCOME)	12 Months Ended
Dec. 31, 2021
Other expense (income) [Abstract]
OTHER EXPENSE (INCOME)
9 ■ Other Expense (Income)

For the years ended December 31	2021	2020
Other Expense:
Litigation costs	$17	$19
Write-offs (reversals)	12	(1)
Bulyanhulu reduced operations program costs[1]	—	22
Bank charges	7	16
Porgera care and maintenance costs	51	51
Covid-19 donations	—	24
Buzwagi supplies obsolescence	21	—
Litigation settlements	25	—
Other	17	20
Total other expense	$150	$151
Other Income:
Gain on sale of long-lived assets[2]	($213)	($180)
Remeasurement of silver sale liability[3]	—	(104)
Peru tax disputes settlement	—	7
Loss (gain) on warrant investments at FVPL	16	(9)
Gain on non-hedge derivatives	(2)	(10)
Interest income on other assets	(15)	(21)
Other	(3)	(12)
Total other income	($217)	($329)
Total	($67)	($178)
[1]Primarily relates to care and maintenance costs.
[2]2021 includes a gain of $205 million from the disposal of Lone Tree. 2020 includes a gain of $59 million from the sale of Eskay Creek, a gain of $54 million from the sale of Massawa, a gain of $27 million from the sale of Morila, and a gain of $22 million from the sale of Bullfrog. Refer to note 4 for further details.
3Refer to note 29 for further details.